Stockholders’ Equity (Details Narrative) (10-K)								1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 26, 2018 Employee $ / shares shares	Oct. 02, 2017 shares	May 21, 2017 Employee shares	Mar. 14, 2017	Feb. 15, 2017 shares	Apr. 28, 2016 shares	Mar. 17, 2016 shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Employee $ / shares shares	Mar. 05, 2018 shares	Oct. 31, 2016 shares	Oct. 17, 2016 $ / shares
Reverse stock split					1-for-2 basis		1-for-100 basis
Common stock, shares authorized									15,000,000			15,000,000		15,000,000	15,000,000	15,000,000
Common stock issued during period												2,139,126		1,783,938
Proceeds from exercise of warrants | $														$ 112,000
Debt principal balance | $									$ 1,000,000					$ 1,000,000
Unvested compensation cost | $												$ 21,217	$ 53,762		$ 153,743
Preferred stock, par value | $ / shares									$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized									10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Reverse stock split, share issued and outstanding		750,000				375,000
Number of shares granted			213,750											213,750	73,688
Number of employees | Employee			5												10
Stock option vested options exercisable									85,614					85,614
Share based compensation | $												$ 161,522	139,632	$ 719,796	$ 341,558
Stock options compensation cost | $												$ 140,305	$ 86,909	$ 510,496
Excercise price of shares purchased | $ / shares									$ 2.15					$ 2.15
Unrecognized share-based compensation expense related to unvested share options | $									$ 525,606					$ 525,606	$ 452,551
Unvested compensation weighted average period														9 years 3 months 15 days	7 years 3 months 29 days
Warrants to purchase shares of common stock									1,434,000			1,645,500		1,434,000			80,000
2013 Equity Incentive Plan [Member]
Common stock issued during period															199,669
Share price per share | $ / shares	$ 1.56
Reverse stock split, share issued and outstanding						319,269
Number of shares granted	70,188
Number of employees | Employee	9
Number of shares vested															1,501
Unvested compensation weighted average period															2 years
2011 Equity Incentive Plan [Member]
Common stock issued during period															750
2013 Stock Option Plan [Member]
Common stock issued during period												257,124		750
Reverse stock split, share issued and outstanding		375,000
2011 Stock Option Plan [Member]
Common stock issued during period												750		450,062
Common Stock Two [Member]
Common stock issued during period										56,000
Proceeds from exercise of warrants | $										$ 112,000
Common Stock One [Member]
Common stock issued during period									204,578
Debt principal balance | $									$ 400,000					$ 400,000
Accrued interest | $									8,556					8,556
Stock Option [Member]
Unvested compensation cost | $									$ 510,496					$ 510,496	$ 168,411
Number of shares vested												2,938		82,676	2,938
Stock options purchased												493,626		299,938	101,188
Shares reserved for future												257,124		200,419	200,419
Stock option vested options exercisable									85,614					85,614	2,938
Share based compensation | $															$ 341,558
Stock options compensation cost | $															$ 200,504
Warrant One [Member]
Warrants to purchase shares of common stock									1,434,000			1,645,500		1,434,000
Warrants expiration												Feb. 21, 2022
Warrant Two [Member]
Warrants to purchase shares of common stock									1,410,000			1,621,500		1,410,000
Warrants exercise price | $ / shares									$ 4.00			$ 4.00		$ 4.00
Warrants expiration														Feb. 21, 2022
Warrant Three [Member]
Warrants to purchase shares of common stock									24,000			24,000		24,000
Warrants exercise price | $ / shares									$ 2.00			$ 2.00		$ 2.00
Warrants expiration												Oct. 17, 2019		Oct. 17, 2019
Employees and Consultants [Member]
Common stock issued during period															23,687
Common stock issued during period, value | $															$ 152,269
Share price per share | $ / shares															$ 6.43
Directors [Member]
Common stock issued during period								23,256						40,934
Common stock issued during period, value | $								$ 40,000						$ 85,408
Share price per share | $ / shares								$ 1.72	$ 2.09					$ 2.09
Dawson James [Member]
Common stock issued during period											141,000
Director [Member] | 2013 Equity Incentive Plan [Member]
Common stock issued during period														40,934
Common stock issued during period, value | $														$ 85,408
Unvested compensation cost | $									$ 21,251					$ 21,251
March 5 2018 [Member]
Common stock, shares authorized									15,000,000					15,000,000
Maximum [Member]
Common stock, shares authorized					15,000,000	7,500,000	375,000,000
Stock option term			4 years	4 years
Warrants exercise price | $ / shares																		$ 4.13
Maximum [Member] | 2013 Equity Incentive Plan [Member]
Stock option term	3 years
Maximum [Member] | Dawson James [Member]
Option to acquire shares											70,500
Minimum [Member]
Common stock, shares authorized					7,500,000	3,750,000	3,750,000
Stock option term			18 months	3 years
Warrants exercise price | $ / shares																		$ 2.00
Minimum [Member] | 2013 Equity Incentive Plan [Member]
Stock option term	4 years